Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets at Cost Less Accumulated Amortization

The Company states intangible assets at cost less accumulated amortization.

	December 31, 2025	December 31, 2024
License	$228,587	$214,422
Computer software	2,560	2,560
Less: accumulated amortization	(186,032)	(136,997)
Intangible assets, net	$45,115	$79,985

Schedule of Estimated Future Amortization Expenses

The estimated future amortization expenses are as follows:

Years ending December 31,	Estimated Amortization Expense
2026	$40,241
2027	832
2028	491
2029	320
2030	320
2031 and thereafter	2,911
Total	$45,115